Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Argentinian federal government bonds rate	88.00%
Coupon rate of bonds	0.40%
Bonds maturity date	April 2024
TDG24
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Bonds maturity date	April 2024
TDE25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Bonds maturity date	January 2025
TDG24 and TDE25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Annual coupon rate	3.25%